Bank Loans (Details) - Schedule of Outstanding Balance of Short-Term Bank Loans - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Outstanding Balance of Short-Term Bank Loans [Line Items]
Bank loans	$ 2,752,092	$ 3,943,718	$ 3,861,377	$ 2,609,755
Loans from Bank of Communication [Member]
Schedule of Outstanding Balance of Short-Term Bank Loans [Line Items]
Bank loans	2,752,092	2,816,942
Loan from SPD Bank [Member]
Schedule of Outstanding Balance of Short-Term Bank Loans [Line Items]
Bank loans		$ 1,126,776